Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001832487
Entity Registrant Name	Guerrilla RF, Inc.
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	POS AM
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3837067
Entity Address, Address Line One	2000 Pisgah Church Road
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27455
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-282444) (the “Registration Statement”) of Guerrilla RF, Inc. (the “Company”) is being filed (i) pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the Securities and Exchange Commission (the “SEC”) on October 9, 2024 to include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024 that was filed with the SEC on March 27, 2025, and (ii) to update certain other information in the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2000 Pisgah Church Road
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27455
Contact Personnel Name	Mike John-Williams Chief Financial Officer
City Area Code	336
Local Phone Number	510-7840